Significant Accounting and Reporting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates			3 months
Increase in additional paid-in capital had such stock splits made prior to October 1, 2001			¥ 24,674
Residential condominiums under development	¥ 74,843		74,843		¥ 55,860
Finished goods	57,115		57,115		59,835
Write-down on residential condominiums under development	¥ 123	¥ 159	¥ 277	¥ 269
Effective tax rate	29.30%	(11.00%)	29.30%	19.00%
NationalCorporateTaxRate	24.00%	24.00%	24.00%	24.00%
Inhabitant tax	4.00%	4.00%	4.00%	4.00%
Statutory income tax rate	31.50%	31.50%	31.50%	31.50%
Deductible enterprise tax	4.00%	4.00%	4.00%	4.00%
Goodwill acquired	¥ 426,111		¥ 426,111		430,679
Other intangible assets	398,701		398,701		427,098
Operating Lease, Liability	271,093		271,093
Loans held for sale in installment loans	80,234		80,234		54,311
Aggregate loan fair value	43,238		43,238		38,671
Decrease in provision for income taxes		¥ 27,376	27,376
Accounting Standards Update 2016-02
Significant Accounting Policies [Line Items]
Increase in lease liabilities					284,867
Investment in operating leases
Significant Accounting Policies [Line Items]
Right of use assets in investment in operating leases	128,951		128,951
Increase in right of use assets					134,345
Accumulated depreciation of Investment in operating leases			659,318		634,478
Office facilities subject to operating lease
Significant Accounting Policies [Line Items]
Right of Use Assets in Office Facilities	75,816		75,816
Office facilities subject to operating lease | Accounting Standards Update 2016-02
Significant Accounting Policies [Line Items]
Increase (decrease) In right of use assets in office facilities					75,805
Property under Facility Operations
Significant Accounting Policies [Line Items]
Accumulated depreciation	99,748		99,748		102,185
Right of use assets in property under facility operations	69,719		69,719
Property under Facility Operations | Accounting Standards Update 2016-02
Significant Accounting Policies [Line Items]
Increase (decrease) in right of use assets in property under facility operations					77,989
Office Facilities
Significant Accounting Policies [Line Items]
Accumulated depreciation	¥ 63,823		¥ 63,823		¥ 54,499
Minimum
Significant Accounting Policies [Line Items]
Income tax settlement by tax authority			50.00%